Fair value measurements	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair value measurements

The carrying value of the Company’s short-term financial instruments, including accounts receivable and accounts payable approximate fair value due to the short-term nature of these instruments.

The Company uses certain derivative financial instruments as part of its risk management strategy to reduce its foreign currency risk. The Company recognizes all derivatives on the balance sheet at fair value based on quotes obtained from financial institutions. The fair value of its foreign currency contracts as of January 31, 2019 and October 31, 2019 was a liability of $143 and $24, respectively, which are included in Accounts payable on the accompanying balance sheet. The fair value of the foreign currency contracts are considered Level 2 in the fair value hierarchy as of January 31, 2019 and October 31, 2019, respectively.

Warrant Liability—The warrant liability is related to the warrants to purchase shares of preferred stock (See Note 10). Upon the closing of the IPO in July 2019, the warrants to purchase the Company’s convertible preferred stock were either converted into warrants to purchase common stock or subject to the cashless exercise into shares of common stock. As a result, the warrant liability was remeasured immediately prior to the closing date of the IPO and reclassified to stockholders’ equity (deficit).

The Company used the Black-Scholes option-pricing model, which incorporated weighted-average inputs and assumptions, to value the warrant liability as of January 31, 2019 and as of the date of conversion. As of January 31, 2019, the warrant liability was valued at $5,498 as a non-current liability on the consolidated balance sheet.

The Black-Scholes method and the following weighted-average inputs and assumptions were utilized to determine the fair value of the warrants as of January 31, 2019, pre-stock split:

	January 31, 2019
	Series A preferred	Junior preferred	Redeemable preferred
Estimated fair value of preferred stock	$5.80	$4.88	$0.01
Exercise price	$2.88	$0.01	$0.01
Remaining term (in years)	7.01	1.60	1.60
Risk-free interest rate	2.6%	2.5%	2.5%
Expected volatility	45.1%	45.1%	45.1%
Dividend yield	0.0%	0.0%	0.0%

The Black-Scholes Method and the following assumptions were used to measure the fair market value of the warrant liability upon the conversion date:

	Series A preferred	Junior preferred
Estimated fair value of preferred stock	$18.00	$18.00
Exercise price	$6.33	$0.01
Remaining term (in years)	6.55	1.13
Risk-free interest rate	1.9%	1.9%
Expected volatility	45.9%	45.9%
Dividend yield	0.0%	0.0%

As the Company refinanced all of its debt on February 28, 2019 (see Note 6), it believes that the face value of its outstanding debt at January 31, 2019 and October 31, 2019 approximates fair value.

The Company did not have any transfers of assets and liabilities between levels of the fair value measurement hierarchy during the nine months ended October 31, 2018 and 2019.

The Company’s cash and cash equivalents includes money market funds which is measured at fair value. The Company consider these investments within Level 1 of the fair value hierarchy.

10. Fair Value Measurements

The carrying value of the Company’s short-term financial instruments, including accounts receivable and accounts payable approximated fair value due to the short-term nature of these instruments.

The Company uses certain derivative financial instruments as part of its risk management strategy to reduce its foreign currency risk. The Company recognizes all derivatives on the balance sheet at fair value based on quotes obtained from financial institutions. The fair value of its foreign currency contracts at January 31, 2018 was an asset of $82, which is included in Other assets on the accompanying balance sheet. The fair value of its foreign currency contracts at January 31, 2019 was a liability of $143, which is included in Accounts payable on the accompanying balance sheet. The fair value of the foreign currency contracts are considered Level 2 in the fair value hierarchy in fiscal 2018 and 2019.

Warrant Liability—The carrying value of the stock warrant liability is adjusted to fair value each reporting period. The Black-Scholes method and the following weighted-average inputs and assumptions was utilized to determine the fair value of the warrants as of January 31, 2018 and 2019:

	January 31, 2018

	Series A Preferred	Junior Preferred	Redeemable Preferred
Estimated fair value of preferred stock	$4.17	$2.38	$0.79
Exercise price	$2.88	$0.15	$0.11
Remaining term (in years)	8.01	2.25	2.25
Risk-free interest rate	2.4%	1.8%	1.8%
Expected volatility	37.8%	38.8%	38.8%
Dividend yield	0.0%	0.0%	0.0%

	January 31, 2019

	Series A Preferred	Junior Preferred	Redeemable Preferred
Estimated fair value of preferred stock	$5.80	$4.88	$0.01
Exercise price	$2.88	$0.01	$0.01
Remaining term (in years)	7.01	1.60	1.60
Risk-free interest rate	2.6%	2.5%	2.5%
Expected volatility	45.1%	45.1%	45.1%
Dividend yield	0.0%	0.0%	0.0%

The Company refinanced all of its debt on February 28, 2019 (see Note 5) and believes that the face values of its outstanding debt at January 31, 2019 therefore approximate fair value.

The changes in Level 3 warrant liability for the years ended January 31, 2018 and 2019 are reflected in Note 9. The Company did not have any transfers of assets and liabilities between levels of the fair value measurement hierarchy during the years ended January 31, 2018 and 2019.